Fair Value Measurements and Marketable Securities - Schedule of Available-for-Sale Debt Securities by contractual Maturity (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Amortized Cost
Due in one year	$ 295,232
Due after one year through three years	57,342
Total	$ 352,574